DWS RREEF Real Estate Securities Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Linked Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.27%	4.85%	4.84%
FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.27%	4.85%	5.77%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(7.08%)	1.53%	2.66%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(3.69%)	1.77%	2.81%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(6.25%)	2.74%	4.36%
Performance Inception Date	Sep. 03, 2002
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(2.21%)	3.22%	4.24%
Performance Inception Date	Sep. 03, 2002
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(0.86%)	3.65%	4.65%
Performance Inception Date	Oct. 01, 2003
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(0.08%)	4.44%	5.45%
Performance Inception Date	Aug. 25, 2014
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(0.13%)	4.35%	5.35%
Performance Inception Date	Dec. 01, 1999
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(0.28%)	4.21%	5.23%
Performance Inception Date	May 02, 2005